Property and Equipment - Schedule (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 722,828	$ 553,844
Accumulated depreciation	352,450	322,343
Net property and equipment	370,378	231,501
Land and improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	62,712	47,054
Buildings and improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	187,830	144,389
Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	452,239	344,909
Computer software
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 20,047	$ 17,492